Consolidated Statements of Changes in Equity - SEK (kr) kr in Thousands	Share Capital	Additional Paid-in Capital	Translation Reserve	Retained Earnings Including Net Loss for the Year	Net Loss For the Year	Non-controlling interests [member]	Total
Opening shareholders equity at Dec. 31, 2018	kr 1,408	kr 1,072,319	kr (34)	kr (455,518)	kr 618,175		kr 618,175
Loss for the year				(32,578)	(32,578)		(32,578)
Other comprehensive income/(loss) for the year			(11)		(11)		(11)
Total comprehensive loss for the year			(11)	(32,578)	(32,589)		(32,589)
Transactions with owners:
New share issue	140	210,177			210,317		210,317
Cost attributable to new share issue		(10,915)			(10,915)		(10,915)
Premiums from warrants issuance		2,834			2,834		2,834
Share-based payments		249			249		249
Total transactions with owners	140	202,345			202,485		202,485
Equity at the end of period at Dec. 31, 2019	1,548	1,274,664	(45)	(488,096)	788,071		788,071
Loss for the year				(433,494)	(433,494)	kr (3,017)	(436,511)
Other comprehensive income/(loss) for the year			(6,045)	1,196	(4,849)	(3,288)	(8,137)
Total comprehensive loss for the year			(6,045)	(432,298)	(438,343)	(6,305)	(444,648)
Transactions with owners:
New share issue	397	890,990			891,388		891,388
Cost attributable to new share issue		(97,686)			(97,686)		(97,686)
Exercise of warrants	52	59,199			59,251		59,251
Share-based payments		6,012			6,012		6,012
Non-controlling interests from business combinations						136,084	136,084
Purchase of non-controlling interests				1,798	1,798	(83,970)	(82,172)
Total transactions with owners	449	858,516		1,798	860,763	52,114	912,877
Equity at the end of period at Dec. 31, 2020	1,998	2,133,179	(6,090)	(918,596)	1,210,491	45,809	1,256,300
Loss for the year				(500,293)	(500,293)	(9,244)	(509,537)
Other comprehensive income/(loss) for the year			(20,889)	1,993	(18,896)	778	(18,118)
Total comprehensive loss for the year			(20,889)	(498,300)	(519,189)	(8,466)	(527,655)
Transactions with owners:
New share issue	96	323,904			324,000		324,000
Cost attributable to new share issue		(20,909)			(20,909)		(20,909)
Share-based payments		23,567			23,567		23,567
Purchase of non-controlling interests				(9,678)	(9,678)	(39,625)	(49,303)
Contribution from non-controlling interests						2,282	2,282
Total transactions with owners	96	326,562		(9,678)	316,980	kr (37,343)	279,637
Equity at the end of period at Dec. 31, 2021	kr 2,094	kr 2,459,741	kr (26,979)	kr (1,426,574)	kr 1,008,281		kr 1,008,281